Operating Lease Liabilities (Details) - Schedule of supplemental balance sheet information related to leases - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Operating leases:
Operating lease, right-of-use assets, description	Operating lease, right-of-use assets
Operating lease right of use assets	$ 3,401	$ 4,158
Operating lease liabilities - current, description	Operating lease liabilities - current
Current operating lease liabilities	$ 894	834
Operating lease liabilities, description	Operating lease liabilities
Non-current operating lease liabilities	$ 1,918	2,749
Total operating lease liabilities	$ 2,812	$ 3,583
Weighted average remaining lease term (in years):
Operating leases	4 years	4 years
Weighted discount rate:
Operating leases	4.75%	4.75%